Consolidated Income Statement (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (income) attributable to noncontrolling interests	$ (78)	$ (53)	$ (63)
Investment Management Funds
Net (income) attributable to noncontrolling interests	$ (76)	$ (50)	$ (59)